Deferred Policy Acquisition Costs (Tables)	12 Months Ended
Dec. 31, 2016
Deferred policy acquisition costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2016	2015	2014
Balance at beginning of year	$5,200	$4,063	$3,778
Capitalization of DAC	823	870	685
Amortization of DAC, excluding unlocks	(412)	(326)	(397)
Amortization of DAC related to unlocks	(21)	258	190
Adjustments to DAC related to unrealized gains and losses on available-for-sale securities	(158)	335	(193)

Balance at end of year	$5,432	$5,200	$4,063